SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 15, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Jan. 10, 2017 USD ($)	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares	Jun. 01, 2015 USD ($)	Feb. 04, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)	Nov. 02, 2011 USD ($)	Feb. 15, 2011 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options and restricted stock awards		$ 89,679
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years		4 years
Cash dividend paid, per share | $ / shares		$ 0.64	$ 0.64	$ 0.64
Ordinary shares, par value | ₪ / shares						₪ 1.00	₪ 1.00
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount					$ 150,000
Cash dividend paid, per share | $ / shares	$ 0.16
Treasury shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount										$ 500,000
Maximum [Member] | Treasury shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount								$ 100,000	$ 100,000		$ 100,000	$ 100,000	$ 100,000
Maximum [Member] | Treasury shares [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount					$ 150,000
American Depositary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares						₪ 1.00
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased by employees | shares				11,196
Average price of shares purchased by employees | $ / shares				$ 38.91
Price of options, as a percent of fair market value of ordinary shares		95.00%
Stock Compensation Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee earnings permitted to purchase oridnary shares		2.00%
Stock Compensation Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee earnings permitted to purchase oridnary shares		10.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value, options granted | $ / shares		$ 51.64	$ 32.58	$ 19.69
Total intrinsic value, options exercised		$ 35,664	$ 40,519	$ 35,028
Options and resticted share granted | shares		450,288
2016 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date		25.00%
Percentage of stock options exercisable, quarterly		6.25%
Stock options expiration period		6 years
Stock options vesting period in years		3 years
Percentage of restricted share units that vest annually		25.00%
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted		3.50%
Price of options, as a percent of fair market value of ordinary shares		1.58%
Options and resticted share granted | shares		1,144,953
2008 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date		25.00%
Percentage of stock options exercisable, quarterly		6.25%
Stock options expiration period		6 years
Stock options vesting period in years		3 years
Percentage of restricted share units that vest annually		25.00%
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted		3.50%